SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Cash) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Dec. 31, 2012 Cash on hand [Member] USD ($)	Dec. 31, 2012 Cash on hand [Member] CNY	Dec. 31, 2011 Cash on hand [Member] CNY	Dec. 31, 2012 Cash in bank PRC [Member] USD ($)	Dec. 31, 2012 Cash in bank PRC [Member] CNY	Dec. 31, 2011 Cash in bank PRC [Member] CNY	Dec. 31, 2012 Cash in bank Hong Kong [Member] USD ($)	Dec. 31, 2012 Cash in bank Hong Kong [Member] CNY	Dec. 31, 2011 Cash in bank Hong Kong [Member] CNY	Dec. 31, 2012 Cash in bank [Member] USD ($)	Dec. 31, 2012 Cash in bank [Member] CNY	Dec. 31, 2011 Cash in bank [Member] CNY
Cash and Cash Equivalents [Line Items]
Cash (includes cash of VIEs of RMB12,734 and RMB3,416(US$548) as of December 31, 2011 and 2012, respectively)	$ 60,803	378,809	$ 79,173	493,256	388,795	341,370	$ 796	4,960	7,084	$ 53,989	336,354	473,340	$ 6,018	37,495	12,832	$ 60,007	373,849	486,172